Dec. 31, 2014
First Investors Tax Exempt Massachusetts Fund
First Investors Tax Exempt Massachusetts Fund
SUPPLEMENT DATED SEPTEMBER 21, 2015

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2015

Effective on or about September 21, 2015, the investment adviser, distributor and transfer agent for the First Investors Funds (“Funds”) will change their names as set forth below. The name changes will not affect the management or operations of these entities or of the Funds. Additionally, there will be no change to the names of the Funds and you will be able to reach the Funds through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

2.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

3.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

4.	All references to the web address “ www.firstinvestors.com” are replaced with “ www.forestersfinancial.com”.

5.	All references to the email address “ admcust@firstinvestors.com” are replaced with “ investorservices@foresters.com”.

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Please retain this Supplement for future reference.